Leases - Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Beginning balance	$ 15,146	$ 11,118
Additions	428	7,117
Depreciation	(3,729)	(2,867)
Impairment	(2,923)	0
Reassessments	0	(161)
Exchange rate effect	431	(61)
Net carrying amount	9,353	15,146
Lease receivables		$ 849
Right of Use, Real Estate, Integration Cost
Leases [Abstract]
Impairment	939
Right of Use, Real Estate, Selling, General And Administrative Expenses
Leases [Abstract]
Impairment	$ 1,984